Fair Value Measurement (Details) - Recurring - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Level 1
Fair value measurement
Equity investments with readily determinable fair values	¥ 2,346	¥ 3,560
Level 2
Fair value measurement
Short-term investments	¥ 41,221	¥ 100,311